STOCK OPTION PLAN (Schedule of Changes in Outstanding Stock Options) (Details) (Stock Options [Member], USD $)	9 Months Ended
Jun. 30, 2012
Stock Options [Member]
Number of Options
Balance at beginning of year	4,104,487
Granted
Exercised	(532,325)
Forfeited	(1,448,162)
Balance at end of period	2,124,000
Options exercisable at end of period	2,086,500
Weighted Average Exercise Price
Balance at beginning of year	$ 0.37
Granted
Exercised	$ 0.34
Forfeited	$ 0.53
Balance at end of period	$ 0.38
Options exercisable at end of period	$ 0.29
Weighted average fair value of options granted during the year